IFRS 15 tables (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
IFRS 15 catch-up adjustment [abstract]
Software	€ 0
Medical	1,173
Manufacturing	0
Total catch-up adjustment	€ 1,173